Non-current assets - Financial assets - Summary of non-current assets - financial assets (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Non-current financial assets at fair value through profit or loss [line items]
Financial assets		$ 168
Listed ordinary shares [member] | Financial assets at fair value through profit or loss [member]
Non-current financial assets at fair value through profit or loss [line items]
Financial assets	0	25
Unlisted shares and options [member] | Financial assets at fair value through profit or loss [member]
Non-current financial assets at fair value through profit or loss [line items]
Financial assets	$ 0	$ 143